Income (Loss) before Income Taxes and Equity in Income of Affiliates by Japanese and Foreign Source (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income (loss) before income taxes and equity in income of affiliates	¥ 488,891	¥ 257,403	¥ 630,548
Japanese
Income (loss) before income taxes and equity in income of affiliates	50,450	(125,787)	115,740
Foreign
Income (loss) before income taxes and equity in income of affiliates	¥ 438,441	¥ 383,190	¥ 514,808